Subsequent events	12 Months Ended
Dec. 31, 2014
Subsequent events
Subsequent events

30.  Subsequent events

Transaction with Bitauto Holdings Limited

On January 9, 2015, the Company, Bitauto Holdings Limited (“Bitauto”) and Tencent entered into a series of share subscription and business cooperation agreements to jointly provide enhanced online automotive transaction services across China, pursuant to which the Company will hold 15,689,443 newly issued ordinary shares of Bitauto (“subscription shares”) upon completion of this transaction, representing 25% of the ordinary shares of Bitauto on a fully diluted basis. In exchange of the subscription shares, the Company will invest a combination of cash of US$400,000 and certain resources, including exclusive access to the new and used car channels on the Company’s e-commerce websites and mobile apps as well as additional support from the Company including traffic and advertising for a period of 5 years. The above transaction was completed on February 16, 2015. On the same date, the Company also invested US$100,000 to subscribe newly issued series A preferred shares of Yixin Capital Limited (“Yixin Capital”), which is a subsidiary of Bitauto, representing a 17.7% equity interest on a fully diluted basis.